Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share-based Payment Expense

The amounts recognised in the income statement in respect of share-based payments were as follows:

	2020		2019		2018

	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m

LTIP (note (a))	36	–	58	1	70	–

DSBS (note (b))	44	3	50	4	44	2

Other schemes	8	–	7	–	7	–

Total recognised in the income statement (note 3(a))	88	3	115	5	121	2

Summary of Share-based Payment Liability	The Group has recorded liabilities in respect of vested and unvested grants at the end of 2020 and 2019:

	2020		2019

	Vested £m	Unvested £m	Vested £m	Unvested £m

LTIP	0.3	1.5	0.5	2.8

DSBS	0.2	5.7	0.3	6.2

Total liability	0.5	7.2	0.8	9.0

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options

Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

	2020		2019

	LTIP	DSBS	LTIP	DSBS

Expected volatility (%)	25.0	25.0	22.0	22.0

Average expected term to exercise (years)*	3.5 / 3.0	3.0	3.5	3.0

Risk-free rate (%)	0.2	0.2	0.7	0.7

Expected dividend yield (%)	7.9	7.9	6.5	6.5

Expected dividend yield (%) - Management Board	7.9	7.9	6.0	6.0

Share price at date of grant (£)	26.33	26.33	30.83	30.83

Share price at date of grant (£) - Management Board	26.33	26.33	33.28	33.28

Fair value at grant date (£)*	21.23 / 20.76	20.76	21.93	25.35

Fair value at grant date (£) - Management Board*	21.23 / 20.76	20.76	24.03	25.35

Summary of Valuation Assumptions Used in Monte-Carlo Models

Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2020	2019

	LTIP (PSP)	LTIP

Average share price volatility FMCG comparator group (%)	21	18

Average correlation FMCG comparator group (%)	31	28

Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Movements for Equity and Cash-Settled Share-based Awards

Details of the movements for the equity- and cash-settled LTIP scheme during the years ended 31 December 2020 and 31 December 2019, were as follows:

	2020		2019

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	9,193	318	6,908	306

Granted during the period	3,856	109	4,552	202

Exercised during the period	(1,590)	(63)	(1,045)	(129)

Forfeited during the period	(1,459)	(90)	(1,222)	(61)

Outstanding at end of year	10,000	274	9,193	318

Exercisable at end of year	690	27	739	25

Deferred Share Bonus Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Movements for Equity and Cash-Settled Share-based Awards

Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2020 and 31 December 2019, were as follows:

	2020		2019

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	3,748	282	3,248	281

Granted during the period	1,829	109	2,097	202

Exercised during the period	(1,368)	(175)	(1,500)	(184)

Forfeited during the period	(68)	(16)	(97)	(17)

Outstanding at end of year	4,141	200	3,748	282

Exercisable at end of year	91	4	90	6